Financial Instruments (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Rate C D Bs I P C A [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge inflation reference value	R$ 488	R$ 2,383,593	R$ 3,561,147
Cash flow hedge inflation curve value	544	2,737,950	2,923,249
Cash flow hedge inflation market value adjustment	(2)	(38,387)	(24,132)
Cash flow hedge inflation fair value	542	2,699,563	37,493
Swaps [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge inflation reference value	488	2,383,211	3,560,997
Cash flow hedge inflation curve value	(19)	2,737,119	2,922,931
Cash flow hedge inflation market value adjustment	(1)	(38,196)	(24,114)
Cash flow hedge inflation fair value	R$ (19)	R$ 2,698,923	R$ 37,395